Performance Management - Vanguard New York Tax-Exempt Bond ETF	Nov. 30, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Returns
Performance Narrative [Text Block]	This is the Fund’s initial prospectus, so it does not contain performance data.
Performance One Year or Less [Text]	This is the Fund’s initial prospectus, so it does not contain performance data.